Disaggregation of Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Disaggregation of Revenue [Abstract]
Schedule of Disaggregates of Revenue

The Company disaggregates its revenue by product types, as the Company believes this disaggregation best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.

	Six Months Ended June 30,
	2026	2025
Revenue by product types:
Aluminum alloy	$6,419,807	$8,608,800
Copper alloy ingots	25,710,094	18,510,036
Brass alloy ingots	1,251,029	1,000,960
Slag	-	9,918
Total revenue	$33,380,930	$28,129,714

	Six Months Ended June 30,
	2026	2025
Revenue by geographic area:
Philippines	$1,183,861	$8,381,298
China	32,197,069	19,748,416
Total revenue	$33,380,930	$28,129,714